Themes Uranium & Nuclear ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrial Products - 11.6%
BWX Technologies, Inc.	1,975	$341,359
Chengdu Guoguang Electric Co. Ltd. - Class A	16,800	242,186
Lightbridge Corp. (a)	33,340	421,418
Mirion Technologies, Inc. (a)	17,720	415,002
NANO Nuclear Energy, Inc. (a)	12,053	289,393
NuScale Power Corp. (a)	31,190	441,962
RongFa Nuclear Equipment Co. Ltd. - Class A (a)	245,100	263,403
		2,414,723

Materials - 52.2% (b)
Anfield Energy, Inc. (a)	11,375	58,344
Atha Energy Corp. (a)	212,119	94,272
Aura Energy Ltd. (a)	583,208	68,111
Bannerman Energy Ltd. (a)	256,334	569,646
Boss Energy Ltd. (a)	512,498	501,054
Cameco Corp.	19,949	1,826,666
Centrus Energy Corp. - Class A (a)	1,926	467,556
CGN Mining Co. Ltd.	1,343,204	533,298
Deep Yellow Ltd. (a)	507,761	623,494
Denison Mines Corp. (a)	220,638	585,132
Encore Energy Corp. (a)	85,859	204,553
Energy Fuels, Inc. (a)	19,829	288,314
IsoEnergy Ltd. (a)	37,900	344,884
Laramide Resources Ltd. (a)	118,502	49,212
Lotus Resources Ltd. (a)	4,623,643	539,979
Mega Uranium Ltd. (a)	183,851	64,965
NAC Kazatomprom JSC - GDR	10,083	562,631
NexGen Energy Ltd. (a)	71,552	658,411
Paladin Energy Ltd. (a)	106,930	684,342
Uranium Energy Corp. (a)	50,053	584,619
Uranium Royalty Corp. (a)	85,059	299,942
Ur-Energy, Inc. (a)	414,965	568,383
Yellow Cake PLC (a)(c)	79,626	635,402
		10,813,210

Tech Hardware & Semiconductors - 1.5%
Silex Systems Ltd. (a)	53,416	307,636

Utilities - 34.6% (b)
American Electric Power Co., Inc.	6,432	741,674
CGN Power Co. Ltd. - Class A	1,095,800	589,599
China National Nuclear Power Co. Ltd. - Class A	496,200	614,201
Constellation Energy Corp.	5,050	1,784,013
Duke Energy Corp.	6,418	752,254
Endesa SA	6,780	244,055
Kyushu Electric Power Co., Inc.	20,300	217,593
Oklo, Inc. (a)	8,046	577,381
PG&E Corp.	48,243	775,265
Public Service Enterprise Group, Inc.	8,395	674,118
TXNM Energy, Inc.	3,445	202,842
		7,172,995
TOTAL COMMON STOCKS (Cost $19,750,873)		20,708,564

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	25,628	25,628
TOTAL MONEY MARKET FUNDS (Cost $25,628)		25,628

TOTAL INVESTMENTS - 100.0% (Cost $19,776,501)		20,734,192
Liabilities in Excess of Other Assets - (0.0)% (e)		(2,104)
TOTAL NET ASSETS - 100.0%		$20,732,088

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $635,402 or 3.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Uranium & Nuclear ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,708,564	$–	$–	$20,708,564
Money Market Funds	25,628	–	–	25,628
Total Investments	$20,734,192	$–	$–	$20,734,192

Refer to the Schedule of Investments for further disaggregation of investment categories.